Note 7 - Senior Secured Convertible Promissory Note - Schedule of Convertible Notes (Details) (Parentheticals)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Senior Secured Convertible Promissory Notes 1 [Member]
Debt Instrument, Maturity Date		Dec. 12, 2023	Dec. 12, 2023
Senior Secured Convertible Promissory Notes 2 [Member]
Debt Instrument, Maturity Date	Jun. 26, 2024	Jun. 26, 2024	Jun. 26, 2024
Senior Secured Convertible Promissory Notes 3 [Member]
Debt Instrument, Maturity Date	Jul. 25, 2024	Jul. 25, 2024	Jul. 25, 2024
Senior Secured Convertible Promissory Notes 4 [Member]
Debt Instrument, Maturity Date	Aug. 25, 2024	Aug. 25, 2024	Aug. 25, 2024
Senior Secured Convertible Promissory Notes 5 [Member]
Debt Instrument, Maturity Date	Sep. 27, 2024	Sep. 27, 2024	Sep. 27, 2024
Senior Secured Convertible Promissory Notes 6 [Member]
Debt Instrument, Maturity Date	Nov. 02, 2024	Nov. 02, 2024	Nov. 02, 2024
Senior Secured Convertible Promissory Notes 7 [Member]
Debt Instrument, Maturity Date	Dec. 12, 2024	Dec. 12, 2024	Dec. 12, 2024